Impairments of streams, royalties and other interests (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Impairment of Streams, Royalties and other interests
Impairment amount		$ 27,107	$ 3,600
Renard
Impairment of Streams, Royalties and other interests
Impairment amount	$ 20,200
Renard | Bridge loan receivable
Impairment of Streams, Royalties and other interests
Impairment amount	11,700
Renard | Mineral interest
Impairment of Streams, Royalties and other interests
Impairment amount	8,500	$ 8,500
Beaufor royalty
Impairment of Streams, Royalties and other interests
Impairment amount	$ 6,800
Estimated recoverable amount			$ 6,800